UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 8/31/12

Item 1.  Schedule of Investments.

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2012

Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS -77.31%			Commercial Services - 1.91%
Aerospace / Defense - 4.52%				Western Union Co.,
	Boeing Co.,		$1,000,000	5.93%, due 10/1/16	$ 1,174,770
$500,000	3.50%, due 2/15/15	$ 535,460
1,000,000	3.75%, due 11/20/16	1,114,420	Computers - 4.73%
	Lockheed Martin Corp.			Hewlett Packard Co.
500,000	3.35%, due 9/15/21	526,080	500,000	2.65%, due 6/1/16	506,270
	Rockwell Collins, Inc.,		500,000	5.50%, due 3/1/18	564,145
500,000	5.25%, due 7/15/19	599,170		International Business Machines Corp.,
		2,775,130	1,500,000	5.70%, due 9/14/17	1,835,070
Banks - 16.38%					2,905,485
	American Express Centurion,		Cosmetics / Personal Care - 1.00%
1,100,000	5.95%, due 6/12/17	1,313,477		Avon Products, Inc.,
	BB&T Corp		625,000	4.20%, due 7/15/18	614,813
500,000	5.25%, due 11/1/19	566,890
	J.P. Morgan Chase & Co.,		Diversified Financial Services - 4.96%
1,000,000	4.75%, due 5/1/13	1,026,870		American Express Credit Co.,
	Goldman Sachs Group, Inc.		1,000,000	5.125%, due 8/25/14	1,085,280
500,000	3.70%, due 8/1/15	519,680		Ameriprise Financial, Inc.
800,000	5.38%, due 3/15/20	861,104	250,000	5.30%, due 3/15/20	290,882
	Morgan Stanley,			Caterpillar Financial Services Corp.,
500,000	3.45%, due 11/2/15	501,325	500,000	2.05%, due 8/1/16	519,810
1,000,000	5.75%, due 10/18/16	1,058,980		General Electric Capital Corp.,
	U.S. Bancorp,		1,000,000	5.375%, due 10/20/16	1,150,710
2,000,000	3.15%, due 3/4/15	2,112,260			3,046,682
	Wells Fargo & Co.,		Electrical Components & Equipment - 2.93%
1,000,000	4.375%, due 1/31/13	1,015,670		Emerson Electric Co.,
1,000,000	5.00%, due 11/15/14	1,082,300	1,000,000	5.375%, due 10/15/17	1,200,940
		10,058,556	500,000	4.875%, due 10/15/19	600,365
Beverages - 0.97%					1,801,305
	Coca-Cola Co.,		Electric Utilities - 6.37%
500,000	4.875%, due 3/15/19	597,415		Detroit Edison Co.,
			1,000,000	5.60%, 6/15/18	1,222,570
Chemicals - 4.54%				Dominion Resources, Inc.,
	Du Pont De Nemours & Co.,		500,000	5.15%, due 7/15/15	556,395
500,000	3.25%, due 1/15/15	531,055		Duke Energy Corp.
	Monsanto Co.,		1,000,000	3.55%, due 9/15/21	1,060,720
1,000,000	5.125%, due 4/15/18	1,200,120		Southern Co.,
	Praxair, Inc.,		500,000	2.375%, due 9/15/15	522,125
500,000	5.25%, due 11/15/14	553,450		Souther Power Co.
500,000	2.45%, due 2/15/22	502,655	500,000	4.875% due 7/15/15	551,390
		2,787,280			3,913,200

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2012

Principal Amount		Fair Value	Principal Amount		Fair Value
Foods - 0.93%			Oil & Gas - 1.82%
	Campbell Soup Co.,			Occidental Petroleum Corp.
$500,000	4.50%, due 2/15/19	$ 568,905	$1,000,000	4.125%, due 6/1/16	$ 1,117,930

Healthcare - Products - 0.94%			Retail - 3.70%
	Baxter International, Inc.,			Lowe's Co., Inc.,
500,000	4.50%, due 8/15/19	576,405	1,000,000	4.625%, due 4/15/20	1,146,740
				McDonald's Corp.
Healthcare - Services - 1.35%			500,000	2.63%, due 1/15/22	521,690
	UnitedHealth Group, Inc.,			Starbucks Corp.,
500,000	5.00%, due 8/15/14	540,380	500,000	6.25%, due 8/15/17	606,250
250,000	4.70%, due 2/15/21	291,063			2,274,680
		831,443	Semiconductors - 0.89%
Household Products - 0.97%				Intel Corp.
	Procter & Gamble Co.,		500,000	3.30%, due 10/1/21	543,619
500,000	4.70%, due 2/15/19	593,120
			Software - 0.95%
Insurance - 3.70%				Microsoft Corp.,
	Berkshire Hathaway Finance Corp.,		500,000	4.20%, due 6/1/2019	585,550
1,000,000	5.40%, due 5/15/18	1,206,190
	Metlife, Inc.		Telecommunications - 10.05%
500,000	5.00%, due 6/15/15	553,285		AT&T, Inc.,
	Prudential Financial, Inc.,		1,000,000	5.625%, due 6/15/16	1,172,820
500,000	4.50%, due 7/15/13	516,120	1,000,000	5.60%, due 5/15/18	1,222,100
		2,275,595		BellSouth Corp.,
Investment Services - 2.70%			500,000	5.20%, due 9/15/14	543,975
	Bear Stearns Co., Inc.,			Cisco Systems, Inc.
1,000,000	5.70% due 11/15/14	1,096,130	500,000	4.95% due 2/15/19	595,280
500,000	5.55% due 1/22/17	565,050		Verizon Communications, Inc.,
		1,661,180	520,000	2.00%, due 11/1/16	543,134
Iron / Steel - 1.00%	`		1,000,000	5.50%, due 2/15/18	1,215,560
	Nucor Corp.,		500,000	4.60%, due 4/1/21	591,900
500,000	5.85%, due 6/1/18	612,290		Vodafone Group PLC
			250,000	4.375%, due 6/1/13	289,005
					6,173,774
			TOTAL CORPORATE BONDS
			( Cost - $43,676,029)		47,489,127

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2012

Principal Amount		Fair Value	Principal Amount		Fair Value
AGENCY OBLIGATIONS - 17.62%			MONEY MARKET FUNDS - 4.23%
Government Agencies - 17.62%				BlackRock Liquidity
	Federal Farm Credit Bank,		2,597,491	Temp Fund, 0.01% (a)	$ 2,597,491
$1,000,000	0.60%, due 4/16/15	$1,001,490	TOTAL MONEY MARKET FUNDS
1,000,000	1.22% due 4/18/17	1,004,060	( Cost - $2,597,491)
1,000,000	1.10% due 8/22/17	1,002,070
1,000,000	4.67%, due 2/27/18	1,196,160	TOTAL INVESTMENTS - 99.16%
1,000,000	1.93% due 4/18/19	1,006,020	( Cost - $56,679,492)		60,906,504
	United States Treasury Notes		Other assets less liabilities - 0.84%		516,510
2,000,000	2.52%, due 12/9/14	2,195,812	TOTAL NET ASSETS - 100.00%		$61,423,014
2,000,000	0.50%, due 4/15/15	2,222,884
	Tennessee Valley Authority,
1,000,000	4.50%, due 4/1/18	1,191,390
TOTAL U.S. GOVERNMENT &		10,819,886
AGENCY OBLIGATIONS
( Cost - $10,405,972)

(a) Variable rate yield; the coupon rate shown represents
the rate at August 31,2012

At August 31, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:					$ 4,254,738
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:					(27,726)
Net unrealized appreciation					$ 4,227,012

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2012

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.97%			Diversified Financial Services - 2.71%
Aerospace/Defense - 1.65%			30,000	American Express Co.	$ 1,749,000
6,500	The Boeing Co.	$ 464,100	10,000	Visa, Inc.	1,282,500
9,000	Genderal Dynamics Corp.	589,590			3,031,500
10,000	United Technologies Corp.	798,500	Electric Utilities - 1.93%
		1,852,190	17,400	Dominion Resources, Inc.	913,152
Apparel - 2.44%			5,000	DTE Energy Co.	292,000
15500	Coach, Inc.	901,015	21,000	Southern Co.	951,930
7500	NIKE, Inc.	730,200			2,157,082
19,000	Under Armour, Inc. *	1,105,990	Electronics - 1.04%
		2,737,205	20,000	Honeywell International, Inc.	1,169,000
Auto Manufacturers - 0.42%
50,000	Ford Motor Co.	467,000	Food - 2.45%
			14,000	HJ Heinz Co.	780,080
Banks - 8.35%			10,000	Hershey Co.	718,200
40,000	Bank of New York Mellon Corp	901,600	30,000	Kraft Foods, Inc.	1,245,900
40,000	Citigroup, Inc.	1,188,400			2,744,180
10,000	Goldman Sachs Group, Inc.	1,057,200	Forest Products & Paper - 0.48%
57,000	JP Morgan Chase & Co.	2,116,980	15,500	International Paper Co.	535,680
65,000	Morgan Stanley	975,000
42,300	US Bancorp	1,413,243	Healthcare-Products - 1.00%
50,000	Wells Fargo & Co.	1,701,500	20,000	Covidien PLC	1,121,000
		9,353,923
Beverages - 2.85%			Healthcare-Services - 1.21%
52,000	Coca-Cola Co.	1,944,800	25,000	UnitedHealth Group, Inc.	1,357,500
17,200	PepsiCo, Inc.	1,245,796
		3,190,596	Home Builders - 0.49%
Biotechnology - 3.37%			50,000	KB Home	552,000
15,000	Amgen, Inc.	1,258,800
5,000	Biogen Idec, Inc. *	732,950	Insurance - 2.58%
15,000	Celgene Corp. *	1,786,592	13,000	Berkshire Hathaway, Inc. *	1,096,420
		3,778,342	14,000	Prudential Financial	763,140
Chemicals - 2.27%			16,000	Travelers Companies, Inc.	1,035,840
14,250	Dow Chemical Co.	417,668			2,895,400
19,500	El du Pont de Nemours & Co.	970,125	Internet - 6.63%
13,250	Monsanto Co.	1,154,207	10,000	Amazon.com, Inc. *	2,482,300
		2,542,000	20,000	eBay, Inc. *	949,400
Computers / Network Products - 8.48%			12,500	Facebook, Inc. *	226,000
12,000	Accenture PLC	739,200	5,500	Google, Inc. Class. A *	3,767,995
8,500	Apple, Inc.	5,654,540			7,425,695
27,900	EMC Corp. *	733,491	Machinery - Construction & Mining - 1.07%
25,000	Hewlett-Packard Co.	422,000	14,000	Caterpillar, Inc.	1,194,620
10,000	International Business Machines Corp.	1,948,500
		9,497,731	Media - 2.37%
Cosmetics/Personal Care -1.69%			20,000	Comcast Corp. - Class A	670,600
8,000	Colgate-Palmolive Co.	850,480	15,000	Viacom, Inc.	750,150
15,500	Procter & Gamble Co.	1,041,445	25,000	Walt Disney Co.	1,236,750
		1,891,925			2,657,500

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2012

Shares		Fair Value	Shares		Fair Value
Miscellaneous Manufacturing - 3.25%			Semiconductors - 3.38%
28,000	Danaher Corp	$ 1,499,960	27,500	Broadcom Corp. - Class A	$ 977,075
103,250	General Electric Co.	2,138,307	50,500	Intel Corp.	1,253,915
		3,638,267	25,300	Qualcomm, Inc.	1,554,938
Oil & Gas Producers - 7.65%					3,785,928
15,000	Chevron Corp.	1,682,400	Software & Programming - 4.21%
22,500	ConocoPhillips	1,277,775	55,000	Activision Blizzard, Inc.	646,800
26,800	Exxon Mobil Corp.	2,339,640	60,800	Microsoft Corp.	1,873,856
75,000	Nabord Industried, Ltd. *	1,107,750	35,000	Oracle Corp.	1,107,750
11,000	Noble Energy, Inc.	966,900	7,500	Salesforce.com, Inc.	1,088,850
14,000	Occidental Petroleum Corp.	1,190,140			4,717,256
		8,564,605	Telecommunications - 2.92%
Oil & Gas Services - 2.96%			29,200	AT&T, Inc.	1,069,888
20,000	National-Oillwell Varco, Inc.	1,576,000	15,000	CenturyLine, Inc.	633,900
24,000	Schlumberger, Ltd.	1,737,120	48,400	Cisco Systems, Inc.	923,472
		3,313,120	15,000	Verizon Communications, Inc.	644,100
Pharmaceuticals - 6.30%					3,271,360
16,300	Abbott Laboratories	1,068,302	Transportation - 2.89%
31,000	Bristol-Myers Squibb Co.	1,023,310	13,000	FedEx Corp.	1,139,190
15,000	Express Scripts Holding Co. *	939,300	10,000	Union Pacific Corp.	1,214,400
15,300	Johnson & Johnson	1,031,679	12,000	United Parcel Service, Inc. - Class. B	885,720
27,900	Merck & Co., Inc.	1,201,095			3,239,310
75,000	Pfizer, Inc.	1,789,500
		7,053,186	TOTAL COMMON STOCK		$ 110,863,282
REITs - 1.62%			( Cost - $91,399,603)
14,500	American Tower Corp.	1,020,800
5,000	Simon Property Group, Inc.	793,500	MONEY MARKET FUND - 0.91%
		1,814,300	1,022,466	BlackRock Liquidity
Retail - 8.31%				Temp Fund, 0.01% (a)	$ 1,022,466
5,800	Costco Wholesale Corp.	567,646	TOTAL MONEY MARKET FUNDS
27000	CVS Corp.	1229850	( Cost - $1,022,466)
22,000	Dick's Sporting Goods, Inc.	1,094,720
14,300	Home Depot, Inc.	811,525	TOTAL INVESTMENTS - 99.88%
9,500	McDonald's Corp.	850,155	( Cost - $92,422,069)		111,885,748
32,500	Starbucks Corp.	1,612,325	Other assets less liabilities - 0.12%		132,717
17,000	Walgreen Co.	607,920	TOTAL NET ASSETS - 100.00%		$ 112,018,465
28,400	Wal-Mart Stores, Inc.	2,061,840
7,500	Yum! Brand, Inc.	477,900	* Non-Income producing security.
		9,313,881	(a) Variable rate yield; the coupon rate shown
			represents the rate as of August 31, 2012

At August 31, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:					$ 21,179,869
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:					(1,716,190)
Net unrealized appreciation:					$ 19,463,679

THE NORTH COUNTRY FUNDS
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2012 for the Funds assets and liabilities measured at fair value:

North Country Equity Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 110,863,282	$ -	$ -	$ 110,863,282
Money Market Funds	1,022,466	-	-	$ 1,022,466
Total	$ 111,885,748	$ -	$ -	$ 111,885,748
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 47,489,127	$ -	$ 47,489,127
U.S. Government & Agency Obligations		$ 10,819,886		$ 10,819,886
Money Market Funds	$ 2,597,491			$ 2,597,491
Total	$ 2,597,491	$ 58,309,013	$ -	$ 60,906,504
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       10/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       10/29/12

By (Signature and Title)

/s/Harris Cohen

       Harris Cohen, Treasurer

Date      10/29/12